UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2737

Fidelity Summer Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Export and Multinational Fund

May 31, 2012

1.802195.108

EXF-QTLY-0712

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.8%
Hotels, Restaurants & Leisure - 3.1%
McDonald's Corp.	453,000	$ 40,471
Starbucks Corp.	344,200	18,893
		59,364
Household Durables - 0.3%
Toll Brothers, Inc. (a)	234,300	6,392
Internet & Catalog Retail - 0.9%
Amazon.com, Inc. (a)	82,200	17,501
Media - 2.5%
Discovery Communications, Inc. Class C (non-vtg.) (a)	654,900	30,512
Sirius XM Radio, Inc. (a)(d)	5,125,700	9,688
Time Warner, Inc.	259,500	8,945
		49,145
Specialty Retail - 2.8%
Bed Bath & Beyond, Inc. (a)	53,900	3,894
Limited Brands, Inc.	276,100	12,248
TJX Companies, Inc.	763,900	32,435
Tractor Supply Co.	51,600	4,714
		53,291
Textiles, Apparel & Luxury Goods - 2.2%
G-III Apparel Group Ltd. (a)	367,700	9,086
PVH Corp.	108,600	8,797
VF Corp.	176,600	24,908
		42,791
TOTAL CONSUMER DISCRETIONARY		228,484
CONSUMER STAPLES - 12.9%
Beverages - 4.7%
Diageo PLC sponsored ADR	102,300	9,753
Dr Pepper Snapple Group, Inc.	480,700	19,834
The Coca-Cola Co.	829,300	61,974
		91,561
Food & Staples Retailing - 2.0%
CVS Caremark Corp.	703,600	31,620
Drogasil SA	746,491	6,903
		38,523
Food Products - 1.3%
Green Mountain Coffee Roasters, Inc. (a)	119,700	2,825
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Mead Johnson Nutrition Co. Class A	229,200	$ 18,506
Shenguan Holdings Group Ltd.	6,438,000	3,625
		24,956
Household Products - 1.6%
Procter & Gamble Co.	327,900	20,425
Reckitt Benckiser Group PLC	180,900	9,627
		30,052
Personal Products - 0.1%
Avon Products, Inc.	150,900	2,497
Tobacco - 3.2%
Altria Group, Inc.	1,222,400	39,349
British American Tobacco PLC sponsored ADR	82,600	7,771
Lorillard, Inc.	120,100	14,844
		61,964
TOTAL CONSUMER STAPLES		249,553
ENERGY - 8.6%
Energy Equipment & Services - 1.3%
Ensco PLC Class A	317,700	14,268
National Oilwell Varco, Inc.	164,600	10,987
		25,255
Oil, Gas & Consumable Fuels - 7.3%
Apache Corp.	115,800	9,424
Chevron Corp.	599,000	58,888
Exxon Mobil Corp.	271,165	21,322
Noble Energy, Inc.	220,600	18,632
Rosetta Resources, Inc. (a)	210,900	8,160
Suncor Energy, Inc.	562,000	15,252
Williams Companies, Inc.	340,100	10,383
		142,061
TOTAL ENERGY		167,316
FINANCIALS - 8.9%
Capital Markets - 0.4%
Evercore Partners, Inc. Class A	320,658	7,923
Commercial Banks - 6.1%
M&T Bank Corp.	369,000	30,007
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
U.S. Bancorp	1,114,300	$ 34,666
Wells Fargo & Co.	1,628,000	52,177
		116,850
Real Estate Investment Trusts - 2.1%
American Tower Corp.	618,100	40,102
Thrifts & Mortgage Finance - 0.3%
BankUnited, Inc.	277,363	6,543
TOTAL FINANCIALS		171,418
HEALTH CARE - 15.1%
Biotechnology - 6.1%
Alexion Pharmaceuticals, Inc. (a)	57,300	5,190
Amgen, Inc.	439,600	30,561
Biogen Idec, Inc. (a)	103,500	13,533
BioMarin Pharmaceutical, Inc. (a)	632,400	22,539
Gilead Sciences, Inc. (a)	314,700	15,719
Infinity Pharmaceuticals, Inc. (a)	588,000	7,650
Theravance, Inc. (a)	426,400	8,822
United Therapeutics Corp. (a)	151,300	6,694
Vertex Pharmaceuticals, Inc. (a)	122,500	7,355
		118,063
Health Care Equipment & Supplies - 2.0%
Covidien PLC	290,800	15,058
Edwards Lifesciences Corp. (a)	144,800	12,362
Insulet Corp. (a)	625,800	11,527
		38,947
Health Care Providers & Services - 3.0%
Express Scripts Holding Co. (a)	260,200	13,580
Health Net, Inc. (a)	478,300	12,254
MEDNAX, Inc. (a)	148,700	9,072
UnitedHealth Group, Inc.	398,300	22,213
		57,119
Health Care Technology - 0.5%
athenahealth, Inc. (a)	138,600	10,075
Pharmaceuticals - 3.5%
Cadence Pharmaceuticals, Inc. (a)(d)	1,491,000	4,100
Elan Corp. PLC sponsored ADR (a)	456,600	6,374
GlaxoSmithKline PLC sponsored ADR	261,900	11,552
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Sanofi SA sponsored ADR	614,600	$ 20,915
Shire PLC sponsored ADR	121,800	10,281
Valeant Pharmaceuticals International, Inc. (Canada) (a)	308,500	15,075
		68,297
TOTAL HEALTH CARE		292,501
INDUSTRIALS - 6.6%
Aerospace & Defense - 2.2%
Precision Castparts Corp.	99,700	16,571
Textron, Inc.	558,800	13,204
United Technologies Corp.	171,400	12,702
		42,477
Construction & Engineering - 0.2%
Larsen & Toubro Ltd.	159,997	3,348
Electrical Equipment - 0.9%
Roper Industries, Inc.	164,500	16,651
Machinery - 0.4%
Cummins, Inc.	86,900	8,425
Professional Services - 1.5%
IHS, Inc. Class A (a)	301,300	29,826
Road & Rail - 1.2%
Union Pacific Corp.	207,200	23,082
Transportation Infrastructure - 0.2%
Companhia de Concessoes Rodoviarias	540,000	4,204
TOTAL INDUSTRIALS		128,013
INFORMATION TECHNOLOGY - 23.5%
Communications Equipment - 3.2%
Acme Packet, Inc. (a)(d)	344,735	7,888
Cisco Systems, Inc.	1,409,100	23,011
QUALCOMM, Inc.	523,400	29,996
		60,895
Computers & Peripherals - 5.3%
Apple, Inc. (a)	175,200	101,212
Fusion-io, Inc.	69,900	1,460
		102,672
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 1.7%
Demandware, Inc.	109,700	$ 3,413
Facebook, Inc. Class B (a)(f)	117,366	3,130
Google, Inc. Class A (a)	42,000	24,396
Rackspace Hosting, Inc. (a)	50,800	2,513
		33,452
IT Services - 7.2%
Accenture PLC Class A	400,000	22,840
Fidelity National Information Services, Inc.	780,500	25,585
IBM Corp.	278,100	53,645
MasterCard, Inc. Class A	30,300	12,317
Total System Services, Inc.	566,000	13,171
Virtusa Corp. (a)	277,268	4,056
Visa, Inc. Class A	66,400	7,649
		139,263
Semiconductors & Semiconductor Equipment - 0.4%
NXP Semiconductors NV (a)	86,400	1,824
Skyworks Solutions, Inc. (a)	201,500	5,412
		7,236
Software - 5.7%
ANSYS, Inc. (a)	221,100	13,681
Citrix Systems, Inc. (a)	96,300	7,038
Guidewire Software, Inc. (d)	258,100	6,687
Microsoft Corp.	1,902,900	55,546
Oracle Corp.	178,100	4,714
Red Hat, Inc. (a)	118,500	6,089
salesforce.com, Inc. (a)	71,100	9,856
Trion World Network, Inc. warrants 8/10/17 (a)(f)	28,652	0
VMware, Inc. Class A (a)	72,700	6,762
		110,373
TOTAL INFORMATION TECHNOLOGY		453,891
MATERIALS - 2.4%
Chemicals - 1.1%
Monsanto Co.	221,100	17,069
Uralkali OJSC GDR (Reg. S)	114,200	3,985
		21,054
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - 1.3%
Ivanhoe Mines Ltd. (a)	1,160,600	$ 10,956
Newmont Mining Corp.	285,200	13,450
		24,406
TOTAL MATERIALS		45,460
TELECOMMUNICATION SERVICES - 0.8%
Wireless Telecommunication Services - 0.8%
SBA Communications Corp. Class A (a)	311,900	16,203
UTILITIES - 1.2%
Electric Utilities - 1.2%
Northeast Utilities	641,900	23,115
TOTAL COMMON STOCKS (Cost $1,555,097)		1,775,954
Convertible Preferred Stocks - 0.3%

CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Glam Media, Inc. Series M-1:
8.00%	427,303	2,184
8.00%	30,521	156
8.00%	30,522	156
		2,496
INFORMATION TECHNOLOGY - 0.2%
Software - 0.2%
Trion World Network, Inc.:
Series C, 8.00% (a)(f)	910,747	3,898
Series C-1, 8.00% (a)(f)	71,630	307
		4,205
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $14,323)		6,701
Nonconvertible Bonds - 0.0%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Glam Media, Inc.:
9% 11/18/13	$ 67	$ 67
9% 11/18/13	67	67
9% 12/2/13	937	937
		1,071
TOTAL NONCONVERTIBLE BONDS (Cost $1,071)		1,071
U.S. Treasury Obligations - 0.3%

U.S. Treasury Bills, yield at date of purchase 0.06% 7/12/12 (e) (Cost $5,500)	5,500	5,500
Money Market Funds - 8.8%
	Shares
Fidelity Cash Central Fund, 0.17% (b)	154,011,403	154,011
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	15,729,475	15,729
TOTAL MONEY MARKET FUNDS (Cost $169,740)		169,740
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $1,745,731)		1,958,966
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(24,153)
NET ASSETS - 100%		$ 1,934,813
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
963 CME E-mini S&P 500 Index Contracts	June 2012	$ 63,038	$ (438)
The face value of futures purchased as a percentage of net assets is 3.3%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $3,800,000.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,335,000 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 2,934
Trion World Network, Inc. warrants 8/10/17	8/10/10	$ 0*
Trion World Network, Inc.: Series C, 8.00%	8/22/08	$ 5,001
Series C-1, 8.00%	8/10/10	$ 393
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 46
Fidelity Securities Lending Cash Central Fund	336
Total	$ 382
Other Information

The following is a summary of the inputs used, as of May 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 230,980	$ 228,484	$ -	$ 2,496
Consumer Staples	249,553	239,926	9,627	-
Energy	167,316	167,316	-	-
Financials	171,418	171,418	-	-
Health Care	292,501	292,501	-	-
Industrials	128,013	128,013	-	-
Information Technology	458,096	450,761	3,130	4,205
Materials	45,460	41,475	3,985	-
Telecommunication Services	16,203	16,203	-	-
Utilities	23,115	23,115	-	-
Corporate Bonds	1,071	-	-	1,071
U.S. Government and Government Agency Obligations	5,500	-	5,500	-
Money Market Funds	169,740	169,740	-	-
Total Investments in Securities:	$ 1,958,966	$ 1,928,952	$ 22,242	$ 7,772
Derivative Instruments:
Liabilities
Futures Contracts	$ (438)	$ (438)	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 15,384
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(4,678)
Cost of Purchases	10,000
Proceeds of Sales	(10,000)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(2,934)
Ending Balance	$ 7,772
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2012	$ (4,678)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At May 31, 2012, the cost of investment securities for income tax purposes was $1,753,439,000. Net unrealized appreciation aggregated $205,527,000, of which $293,094,000 related to appreciated investment securities and $87,567,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 30, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 30, 2012